Debt issued measured at amortized cost	3 Months Ended
Jun. 30, 2019
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory

Note 15 Debt issued measured at amortized cost

USD million	30.6.19	31.3.19	31.12.18
Certificates of deposit	4,523	6,869	7,980
Commercial paper	17,266	21,711	27,514
Other short-term debt	2,902	3,453	3,531
Short-term debt[1]	24,692	32,033	39,025
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	29,721	30,548	29,988
Senior unsecured debt other than TLAC	33,081	32,850	33,018
of which: issued by UBS AG with original maturity greater than one year[2]	30,705	31,962	32,133
Covered bonds	3,853	3,815	3,947
Subordinated debt	20,680	20,299	17,665
of which: high-trigger loss-absorbing additional tier 1 capital instruments	10,595	10,396	7,785
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,436	2,381	2,369
of which: low-trigger loss-absorbing tier 2 capital instruments	6,947	6,821	6,808
of which: non-Basel III-compliant tier 2 capital instruments	702	700	703
Debt issued through the Swiss central mortgage institutions	8,724	8,505	8,569
Other long-term debt	54	55	58
of which: issued by UBS AG with original maturity greater than one year[2]	49	49	52
Long-term debt[3]	96,113	96,072	93,246
Total debt issued measured at amortized cost[4]	120,805	128,105	132,271
1 Debt with an original maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 30 June 2019, 100% of the balance was unsecured (31 March 2019: 100% of the balance was unsecured; 31 December 2018: 100% of the balance was unsecured). 3 Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.